Disposal of Subsidiaries	12 Months Ended
May 31, 2012
Disposal of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES

Disposal of Mingshitang

In April 2011, the Company sold 60% equity interest in Mingshitang to Mr. Ma Yonggang, the noncontrolling shareholder of Mingshitang, for a cash consideration of US$460, resulting in a loss of US$1,177. The loss on disposal was derived as follows:

US$

Cash consideration	460

Less:
Assets	2,738
Liabilities	(1,484)
Noncontrolling interest	383

Disposal loss	(1,177)

Disposal of Tomorrow Oriental

In May 2011, the Company sold 100% equity interest in Tomorrow Oriental to Mr. Huang Binliang, the general manager of Tomorrow Oriental, for a cash consideration of US$1,127, resulting in a loss of US$360. The loss on disposal was derived as follows:

US$

Cash consideration	1,127

Less:
Assets	1,969
Liabilities	(482)

Disposal loss	(360)